NONVESTED SHARES (Details) - Nonvested shares - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Nonvested shares
Nonvested shares granted	313,000	1,275,200	4,601,000
Vest immediately
Nonvested shares
Nonvested shares granted	16,000	40,000	218,000
Vesting period	1 year	1 year	1 year
Vest over a period of two years
Nonvested shares
Nonvested shares granted	20,000	60,000	940,000
Vesting period	2 years	2 years	2 years
Vest over a period of three years
Nonvested shares
Nonvested shares granted	277,000	1,235,200	3,443,000